Convertible notes payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Apr. 25, 2022	Dec. 31, 2020
Due from related party	$ 31,149		$ 30,407
Convertible debt	$ 119,215	$ 73,000	$ 200,175
Convertible Promissory Note One [Member] | Third Party [Member]
Interest rate	12.00%
Convertible Promissory Note One [Member] | Third Party [Member] | On July 1, 2019 [Member]
Interest rate	8.00%
Convertible debt	$ 75,000
Maturity date	Jul. 05, 2020
Conversion price description	each note is convertible at a price equal to the lowest of $4.00 per share or a 20% discount to the market price of the share if the conversion occurs post-listing of its common shar
Beneficial conversion feature	$ 37,500
Convertible Promissory Note Two [Member] | Third Party [Member]
Interest rate	12.00%
Due from related party	$ 81,000
Convertible debt	$ 81,000
Convertible Promissory Note [Member] | Third Party [Member]
Maturity date	Jun. 30, 2022
Conversion price description	each note is convertible at a price equal to the lowest of $4.00 per share or a 20% discount to the market price of the share if the conversion occurs post-listing of its common shares.
Beneficial conversion feature	$ 40,500
Two Convertible Promissory Note [Member] | Third Party [Member] | On June 22, 2020 [Member]
Convertible debt	$ 60,000
Maturity date	May 27, 2021
Conversion price description	each note is convertible at a price equal to the lowest of $4.00 per share or a 20% discount to the market price of the share if the conversion occurs post-listing of its common sh
Beneficial conversion feature	$ 15,000